INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Finance results (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Finance Costs
Interest expenses with the Parents	$ (462,575)	$ (817,170)	$ (1,219,776)
Interest expenses	(20,767,168)	(14,135,820)	(17,702,770)
Financial commissions	(2,558,342)	(2,973,207)	(2,317,690)
Finance Costs	(23,788,085)	(17,926,197)	(21,240,236)
Other finance results
Exchange differences generated by assets	(20,410,188)	33,661,590	22,161,855
Exchange differences generated by liabilities	10,890,789	(46,154,598)	(35,541,048)
Changes in fair value of financial assets or liabilities and other financial results	(2,209,036)	2,966,135	(5,057,589)
Net gain of inflation effect on monetary items	438,502	1,646,774	11,824,678
Other finance results	$ (11,289,933)	$ (7,880,099)	$ (6,612,104)